Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
U.S. federal statutory rate		35.00%	35.00%	35.00%
Net income tax benefit attributable to passage of the TCJA		$ 9,955
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated		100.00%
Valuation allowance		$ 0	$ 0
Gross unrecognized tax benefits		4,225	3,695	$ 3,513	$ 3,719
Unrecognized tax benefits that, if recognized, would affect the effective tax rate		3,457	2,573
Estimated accrued interest and penalties resulting from unrecognized tax benefits		$ 540	$ 414
Scenario, Forecast
Income Taxes [Line Items]
U.S. federal statutory rate	21.00%
Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date		2018
Maximum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date		2037
State and other
Income Taxes [Line Items]
Net operating loss carry forwards		$ 7,606
Federal
Income Taxes [Line Items]
Net operating loss carry forwards		$ 0